Stock-Based Compensation (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Share-based Payment Arrangement [Abstract]
Summary of Stock-Based Compensation Expense

Total stock-based compensation expense is recognized for stock options granted to employees and non-employees and has been reported in the Company’s condensed consolidated condensed statements of operations and comprehensive loss as follows:

	Three Months Ended March 31,
	2020	2019
Research and development	$400	$277
General and administrative	575	386

Total stock-based compensation expense	$975	$663

Total stock-based compensation expense is recognized for stock-based awards granted to employees and non-employees and has been reported in the Company’s consolidated statements of operations and comprehensive loss as follows:

	Year Ended December 31,
	2019	2018	2017
	(In thousands)
Research and development	$1,542	$1,236	$246
General and administrative	2,152	1,557	224

Total stock-based compensation expense	$3,694	$2,793	$470

Summary of Stock Option Activity

The following table summarizes stock option activity under the Plans:

	Shares Available for Grant	Number of Options Outstanding	Weighted- Average Exercise Price per Option	Weighted- Average Remaining Contract Term	Aggregate Intrinsic Value
					(In thousands)
Outstanding, December 31, 2019	215,043	2,562,800	$7.85	8.84
Shares reserved for issuance	1,457,789
Options cancelled	260,365	(260,365)	8.57
Restricted stock units cancelled	74,053

Outstanding, March 31, 2020	2,007,250	2,302,435	7.76	8.55	$21

Exercisable, March 31, 2020		577,853	10.75	7.17	12
Vested and expected to vest, March 31, 2020		2,302,435	7.76	8.55	21

The following table summarizes stock option activity under the Plan:

	Shares Available for Grant	Number of Options Outstanding	Weighted- Average Exercise Price per Option ($)	Weighted- Average Remaining Contract Term (Years)	Aggregate Intrinsic Value ($)
	(In thousands)
Outstanding, December 31, 2018	1,350,582	1,122,677	11.63	9.22
Shares reserved for issuance	1,122,213
Options granted	(1,896,527)	1,896,527	6.28
Restricted stock units granted	(813,335)
Options exercised	—	(7,029)	0.79
Options forfeited	449,375	(449,375)	10.77

Outstanding, December 31, 2019	212,308	2,562,800	7.85	8.84	200

Exercisable, December 31, 2019		461,150	11.40	7.06	37
Vested and expected to vest, December 31, 2019		2,562,800	7.85	8.84	200

Schedule of Assumptions to Estimate Fair Value of Stock Options for Employees and Non-Employees Using Black-Scholes Option Pricing Model

The fair value of stock options for employees and non-employees was estimated using a Black-Scholes option pricing model with the following assumptions:

	Three Months Ended March 31,
	2020	2019
Employees:
Fair value of common stock	N/A	$8.53 - $8.90
Expected term (in years)	N/A	6.1
Expected volatility	N/A	93.7% - 94.8%
Risk-free interest rate	N/A	2.5% - 2.6%
Expected dividend yield	N/A	0.0%
Non-employees:
Fair value of common stock	$0.96 - $1.07	$6.82 - $8.61
Expected term (in years)	7.2 - 9.0	8.2 - 10.0
Expected volatility	99.6% - 101.7%	91.3% - 94.9%
Risk-free interest rate	0.6% - 0.9%	2.4% - 2.6%
Expected dividend yield	0.0%	0.0%

The fair value of stock options for employees and non-employees was estimated using a Black-Scholes option pricing model with the following assumptions:

Year Ended December 31,
	2019	2018	2017
Employees:
Fair value of common stock	$1.27 - $10.66	$8.57 - $15.45	$0.79 - $9.33
Expected term (in years)	5.5 - 6.1	5.8 - 6.2	5.9 - 6.2
Expected volatility	92.0% - 104.9%	75.9% - 90.6%	74.4% - 74.5%
Risk-free interest rate	1.4% - 2.6%	2.4% - 3.1%	1.9% - 2.2%
Expected dividend yield	0.0%	0.0%	0.0%
Non-employees:
Fair value of common stock	$1.23 - $10.26	$8.62 - $15.45	$0.79 - $10.28
Expected term (in years)	7.4 - 10.0	8.4 - 10.0	9.4 - 10.0
Expected volatility	89.7% - 99.5%	78.0% - 91.2%	74.6% - 77.0%
Risk-free interest rate	1.7% - 2.8%	2.7% - 3.1%	2.3% - 2.4%
Expected dividend yield	0.0%	0.0%	0.0%

Summary of Restricted Stock Activity

The summary of restricted stock activity and related information follows:

Number of Restricted Shares Outstanding
Unvested shares—December 31, 2018	1,000
Vested	(1,000)

Unvested shares—December 31, 2019	—

Summary of Restricted Stock Units Activity

The summary of restricted stock unit activity and related information follows:

Number of Restricted Stock Units Outstanding
Unvested shares—December 31, 2019	828,935
Vested, net of shares withheld for taxes	(1,019)
Cancelled	(74,053)

Unvested shares—March 31, 2020	753,863

The summary of restricted stock unit activity and related information follows:

Number of Restricted Stock Units Outstanding
Unvested shares—December 31, 2018	24,960
Granted	813,335
Vested	(9,360)

Unvested shares—December 31, 2019	828,935